Events after reporting date (Details) R / shares in Units, R in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Jan. 31, 2025 ZAR (R)	Aug. 21, 2024 ZAR (R)	Aug. 31, 2024 ZAR (R)	Dec. 31, 2024 ZAR (R) R / shares	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 19, 2024 USD ($) oz	Dec. 31, 2021 ZAR (R)
Events after the reporting period
Contract liabilities, face value					R 8,643	R 6,632	R 6,420		R 6,360
Deferred revenue advance received					R 3,307	935	24
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Events after the reporting period
Percentage of voting equity interests acquired					26.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary | B-BBEE Transaction
Events after the reporting period
Percentage of voting equity interests acquired					26.00%
Gold
Events after the reporting period
Contract liabilities, face value					R 1,626	R 0	R 0
Deferred revenue advance received			R 1,793	R 1,800
Franco Nevada
Events after the reporting period
Contract liabilities, face value | $								$ 500
Franco Nevada | Gold | First tranche
Events after the reporting period
Delivery % contained in concentrate								1.10%
Franco Nevada | Gold | Second tranche
Events after the reporting period
Delivery % contained in concentrate								0.75%
Franco Nevada | Gold | Third tranche
Events after the reporting period
Delivery % contained in concentrate								80.00%
Franco Nevada | Gold | Minimum
Events after the reporting period
Delivery threshold (in ounces) | oz								87,500
Franco Nevada | Gold | Maximum
Events after the reporting period
Delivery threshold (in ounces) | oz								237,000
Franco Nevada | Gold | Bottom of range
Events after the reporting period
Production payment %								5.00%
Franco Nevada | Gold | Top of range
Events after the reporting period
Production payment %								10.00%
Franco Nevada | PGMs
Events after the reporting period
Production payment %								5.00%
Franco Nevada | PGMs | Bottom of range
Events after the reporting period
Delivery % contained in concentrate								1.00%
Delivery threshold (in ounces) | oz								48,000
Franco Nevada | PGMs | Top of range
Events after the reporting period
Delivery % contained in concentrate								2.10%
Delivery threshold (in ounces) | oz								294,000
Streaming arrangement | Franco Nevada
Events after the reporting period
Deferred revenue advance received | $	$ 500
Kroondal merger | B-BBEE Transaction | Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Events after the reporting period
Preference dividend cap		R 350
Preference dividends payable		R 175
Kroondal merger | Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary | B-BBEE Transaction
Events after the reporting period
Percentage of voting equity interests acquired					26.00%
Subscription price (in ZAR per share) | R / shares					R 100